Vanguard® Windsor™ Fund
Schedule of Investments (unaudited)
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.3%)
Communication Services (3.1%)
	Walt Disney Co.	3,239,206	311,579
	Alphabet Inc. Class A	743,933	264,937
*	EchoStar Corp. Class A	1,338,829	112,582
*	Live Nation Entertainment Inc.	525,444	91,496
			780,594
Consumer Discretionary (11.4%)
*	Amazon.com Inc.	3,972,823	1,078,939
	Magna International Inc.	4,012,868	275,283
	General Motors Co.	3,037,422	269,905
	Dick's Sporting Goods Inc.	1,177,487	230,681
*	Airbnb Inc. Class A	1,437,510	217,811
	Lear Corp.	1,296,447	169,368
	Pool Corp.	814,305	151,225
	Hyatt Hotels Corp. Class A	802,399	139,666
*	Mohawk Industries Inc.	978,456	120,448
	PVH Corp.	1,007,007	87,267
	Newell Brands Inc.	11,866,202	66,451
	Genuine Parts Co.	487,041	60,573
			2,867,617
Consumer Staples (5.5%)
	Tyson Foods Inc. Class A	5,848,993	339,008
	Dollar General Corp.	1,945,671	247,197
	Kroger Co.	4,068,776	234,931
	Unilever plc	3,091,714	196,718
	Constellation Brands Inc. Class A	1,411,201	183,781
	Keurig Dr Pepper Inc.	4,884,097	151,993
	Target Corp.	324,560	46,896
			1,400,524
Energy (5.8%)
	SLB Ltd.	5,238,693	259,787
	Canadian Natural Resources Ltd.	4,690,238	223,630
	Diamondback Energy Inc.	1,050,815	213,263
	ConocoPhillips	1,639,703	197,551
	Shell plc ADR	1,818,425	167,259
	Williams Cos. Inc.	1,901,185	136,011
	Halliburton Co.	3,431,925	110,680
	NOV Inc.	4,383,136	85,164
	ExxonMobil Holdings Corp.	507,259	78,848
			1,472,193
Financials (21.2%)
	Wells Fargo & Co.	5,256,182	454,397
	Morgan Stanley	1,991,277	419,004
	MetLife Inc.	4,196,642	403,423
	Chubb Ltd.	1,102,624	386,668
	Intercontinental Exchange Inc.	2,204,657	336,166
	Raymond James Financial Inc.	1,835,372	322,989
	M&T Bank Corp.	1,186,626	292,254
	KKR & Co. Inc.	2,390,927	242,512
	Global Payments Inc. (XNYS)	2,576,323	216,617
	Corebridge Financial Inc.	6,780,436	211,482
	Pinnacle Financial Partners Inc.	1,986,484	209,038
	Capital One Financial Corp.	999,687	208,945
	Tradeweb Markets Inc. Class A	2,054,207	206,448
	Voya Financial Inc.	1,925,023	191,405
	Bank of America Corp. (XNYS)	2,998,960	185,785
	Citigroup Inc. (XNYS)	1,364,125	180,678
	Ally Financial Inc.	3,944,423	170,912
	Equitable Holdings Inc.	3,470,611	165,375

		Shares	Market Value ($000)
	UBS Group AG (Registered)	2,959,766	156,098
	KeyCorp	6,399,768	144,571
	Morningstar Inc.	677,933	130,549
	JPMorgan Chase & Co. (XNYS)	262,818	92,457
	American International Group Inc.	381,925	30,012
			5,357,785
Health Care (16.0%)
	Merck & Co. Inc.	3,201,625	416,852
	Baxter International Inc.	10,439,598	273,100
	Humana Inc.	718,728	261,516
	Cencora Inc.	805,623	250,823
	UnitedHealth Group Inc.	603,298	250,007
	CVS Health Corp.	2,233,079	233,200
	STERIS plc	956,066	218,365
	Agilent Technologies Inc.	1,551,018	214,614
[1]	Fresenius Medical Care AG ADR	8,204,589	210,530
	Bristol-Myers Squibb Co.	3,191,038	208,407
*	Waters Corp.	530,327	200,098
	AstraZeneca plc ADR	1,025,333	173,937
	Haleon plc	33,920,347	166,059
*	ICON plc	943,171	154,270
*	Cooper Cos. Inc.	2,086,910	150,925
	Becton Dickinson & Co.	842,280	139,498
	Medtronic plc	1,335,228	114,015
	Pfizer Inc.	4,032,291	100,848
*	Charles River Laboratories International Inc.	373,293	86,794
	Cigna Group	287,944	80,351
	Elevance Health Inc. (XNYS)	182,971	68,768
	HCA Healthcare Inc.	167,540	67,450
			4,040,427
Industrials (10.6%)
	Emerson Electric Co.	1,800,110	269,692
	Dover Corp.	1,243,049	254,353
*	Boeing Co.	1,151,980	248,989
	SS&C Technologies Holdings Inc.	3,027,313	233,254
	Northrop Grumman Corp.	386,306	209,563
	Canadian National Railway Co.	1,634,753	207,957
	PACCAR Inc.	1,510,054	200,354
	TransUnion	2,286,725	179,782
*	CACI International Inc. Class A	358,130	178,259
	Delta Air Lines Inc.	1,700,825	148,720
*	Builders FirstSource Inc.	1,922,089	127,704
	Deere & Co.	211,916	125,596
	Techtronic Industries Co. Ltd.	6,975,785	117,193
	Regal Rexnord Corp.	522,661	107,266
	General Dynamics Corp.	93,145	35,714
	Leidos Holdings Inc.	217,446	25,137
			2,669,533
Information Technology (13.4%)
	Microsoft Corp.	2,195,143	1,020,127
	ASML Holding NV GDR (Registered)	193,128	314,605
	CDW Corp.	1,580,425	233,603
	Cognizant Technology Solutions Corp. Class A	3,801,652	210,421
	Skyworks Solutions Inc.	3,377,964	210,380
*	Dynatrace Inc.	4,183,732	185,423
	NXP Semiconductors NV	784,870	179,861
	NVIDIA Corp.	804,604	161,524
	Roper Technologies Inc.	393,331	154,174
	Accenture plc Class A	832,136	138,068
	Amdocs Ltd.	2,187,448	121,885
*	Workday Inc. Class A	735,313	117,900
*	Zscaler Inc.	707,745	107,011
*	MACOM Technology Solutions Holdings Inc.	380,640	95,708
	Broadcom Inc.	176,976	68,893
	Cisco Systems Inc.	310,525	36,018
	TE Connectivity plc	164,153	33,765
			3,389,366

		Shares	Market Value ($000)
Materials (5.1%)
	Reliance Inc.	742,778	301,642
*	James Hardie Industries plc	10,556,223	277,523
	Freeport-McMoRan Inc.	3,655,741	228,959
	PPG Industries Inc.	1,625,949	179,700
	Nutrien Ltd.	1,820,198	125,721
	Shin-Etsu Chemical Co. Ltd.	3,187,350	113,630
	Dow Inc.	1,660,949	50,310
			1,277,485
Real Estate (2.9%)
	Prologis Inc.	1,880,608	271,955
	Equinix Inc.	182,752	186,275
	AvalonBay Communities Inc.	713,131	132,364
	UDR Inc.	2,861,399	109,191
*	CBRE Group Inc. Class A	264,662	38,855
			738,640
Utilities (2.3%)
	Sempra	2,852,919	252,626
	Exelon Corp.	3,596,767	164,804
	CMS Energy Corp.	2,152,837	154,983
			572,413
Total Common Stocks (Cost $19,495,278)			24,566,577
Temporary Cash Investments (2.6%)
Money Market Fund (1.6%)
[2,3]	Vanguard Market Liquidity Fund, 3.718%	4,175,106	417,469
		Face Amount ($000)
Repurchase Agreements (1.0%)
	Bank of America Securities, LLC 3.650%, 8/3/2026 (Dated 7/31/2026, Repurchase Value $28,609, collateralized by U.S. Government Agency Obligations 0.000%–7.000%, 8/21/2026–8/20/2064, with a value of $29,172)	28,600	28,600
	Bank of America Securities, LLC 3.660%, 8/3/2026 (Dated 7/31/2026, Repurchase Value $35,011, collateralized by U.S. Government Agency Obligations 2.500%–7.000%, 9/1/2026–7/1/2056, with a value of $35,700)	35,000	35,000
	Bank of America Securities, LLC 3.650%, 8/3/2026 (Dated 7/31/2026, Repurchase Value $50,015, collateralized by U.S. Treasury Obligations 0.000%–4.875%, 8/6/2026–2/15/2049, with a value of $51,000)	50,000	50,000
	JP Morgan Securities, LLC 3.640%, 8/3/2026 (Dated 7/31/2026, Repurchase Value $65,020, collateralized by U.S. Treasury Obligations 0.000%–4.250%, 9/8/2026–10/31/2030, with a value of $66,300)	65,000	65,000
	Nomura International plc 3.640%, 8/3/2026 (Dated 7/31/2026, Repurchase Value $65,020, collateralized by U.S. Treasury Obligations 1.125%–4.250%, 2/28/2027–7/31/2031, with a value of $66,300)	65,000	65,000
			243,600
Total Temporary Cash Investments (Cost $661,027)			661,069
Total Investments (99.9%) (Cost $20,156,305)			25,227,646
Other Assets and Liabilities—Net (0.1%)			12,971
Net Assets (100%)			25,240,617
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,007.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $4,209 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2026	561	210,915	1,468
E-mini S&P Mid-Cap 400 Index	September 2026	139	52,443	(197)
				1,271
A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	23,972,977	593,600	—	24,566,577
Temporary Cash Investments	417,469	243,600	—	661,069
Total	24,390,446	837,200	—	25,227,646
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,468	—	—	1,468
Liabilities
Futures Contracts[1]	(197)	—	—	(197)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.